Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding share capital
Classified as equity

		2022		2021
	Quantity	Value	Quantity	Value
	Shares	$	Shares	$
Company’s share capital
Subordinate Voting Shares
Balance – Beginning of year	66,929,432	1,656,314	45,924,637	1,139,723
Conversion of Multiple Voting Shares	—	—	16,183,189	85,271
Exercise of equity-settled share-based payments	192,919	6,061	1,233,084	11,711
Issuance under Nasdaq listing	—	—	3,450,000	424,833
Share repurchase under NCIB	(3,660,743)	(90,574)	—	—
Issuance for acquisition	—	—	138,522	11,387
Issuance fees	—	—	—	(16,611)
Balance – End of year	63,461,608	1,571,801	66,929,432	1,656,314

Multiple Voting Shares
Balance – Beginning of year	76,064,619	400,791	92,247,808	486,062
Conversion into Subordinate Voting Shares	—	—	(16,183,189)	(85,271)
Balance – End of year	76,064,619	400,791	76,064,619	400,791

Total	139,526,227	1,972,592	142,994,051	2,057,105

Schedule of share repurchase liability
The fair value of the share repurchase liability was determined using the Company's quoted share price. The change in share repurchase liability during the year ended December 31, 2022 was as follows:

2022
$
Balance - beginning of year	—
Initial fair value of share repurchase liability	43,923
Shares repurchased under the ASPP	(36,774)
Change in fair value of share repurchase liability	(5,710)
Other	(1,439)
Balance - end of year	—